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NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA  02116-3700

May 2, 2013

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  New England Life Insurance Company
     New England Variable Annuity Separate Account
     American Growth Series
     File Nos. 033-85442/811-08828
     Rule 497(j) Certification
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Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Statement of Additional Information ("SAI") dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Prospectus Supplement and SAI contained in Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 23, 2013.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,


/s/ John B. Towers
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John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company